Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000259180 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000259180 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000259180 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259180 | 494281900
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259180 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259180 | B1DYPZ905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259180 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259180 | 824596100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259180 | ACI01UR99
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259180 | BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000259180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000259180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000259180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000259180 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000259180 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259180 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259181 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000259181 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259181 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259181 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259181 | ACI1XML96
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259181 | 659704001
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259181 | 635693005
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259181 | 038222105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259181 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259181 | 572797900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000259181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000259181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000259181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259181 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000259182 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259182 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259182 | 659704001
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259182 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259182 | 730968906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259182 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259182 | BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259182 | 539481952
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000259182 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000259182 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259182 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000259182 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000259182 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000259182 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000259182 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259182 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259182 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000259182 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259182 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259182 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000259182 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259183 | 633517909
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259183 | 656302908
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259183 | 682150008
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000259183 | 659101901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000259183 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259183 | 659678007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259183 | 677062903
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259183 | 651312902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259183 | 687044008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259183 | 689567006
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259183 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000259183 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000259183 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000259183 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000259183 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259183 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259183 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000259183 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259183 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000259183 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000262800 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262800 | 136375961
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262800 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000262800 | 620088906
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000262800 | 723484101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262800 | 736508847
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262800 | 126408103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262800 | 670837103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000262800 | 655844108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000262800 | ACI2XYWJ4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000262800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000262800 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000262800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000259184 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259184 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259184 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259184 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259184 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259184 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259184 | 032095101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259184 | 687049007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259184 | 697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259184 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000259184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000259184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000259184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000259184 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262801 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000262801 | 19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262801 | 750917106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262801 | 683344105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262801 | 379577208
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262801 | 48238T109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262801 | 458665304
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262801 | 243537107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262801 | 09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262801 | 447462102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000262801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000262801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000262801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000262801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000262801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000262801 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000262801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%